Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Disclosure of finance lease and operating lease by lessee [text block]
	As of December 31,
in 000€	2018	2017	2016
Within one year	2,053	1,721	2,012
Between one and three years	2,302	1,504	1,964
Between four and five years	785	406	561
More than five years	302	77	84
Total	5,442	3,708	4,621

Disclosure of future minimum lease payments [text block]
	December 31, 2018		December 31, 2017		December 31, 2016
in 000€	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments
Within one year	2,876	2,829	3,179	3,034	2,400	2,287
Between two and three years	3,398	3,236	5,017	4,643	3,640	3,503
Between four and five years	655	604	1,361	1,269	1,206	1,057
More than five years	149	140	285	218	587	548
Total	7,078	6,809	9,842	9,164	7,833	7,395
Less finance charges	(269)	−	(678)	−	(438)	−
Present value of minimum lease payments	6,809	6,809	9,164	9,164	7,395	7,395